                                  ARMADA FUNDS

                     EQUITY FUNDS, ASSET ALLOCATION FUNDS,
                    FIXED INCOME FUNDS, TAX FREE BOND FUNDS

                           A, B AND C SHARES (RETAIL)

   SUPPLEMENT DATED DECEMBER 1, 2003 TO THE PROSPECTUS DATED OCTOBER 1, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
                                      THE
        PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

ARMADA MID CAP GROWTH FUND

The fourth paragraph under "Principal Investment Strategies" on page 12 is corrected by deleting and replacing it in its entirety with the following:

     The Fund considers a mid-capitalization or "mid cap" company to be one that has a market capitalization at the time of purchase between $1 billion and $15 billion.

ARMADA SMALL CAP CORE FUND

Shares of the Armada Small Cap Core Fund are not available for sale in Nebraska, Oklahoma and New Hampshire.

The last paragraph under "Principal Investment Strategies" on page 16 is corrected by deleting and replacing it in its entirety with the following:

     The Fund considers a small capitalization or "small cap" company to be one that has a market capitalization at the time of purchase of up to $3 billion.

ARMADA SMALL CAP VALUE FUND

The fourth paragraph under "Principal Investment Strategies" on page 20 is corrected by deleting and replacing it in its entirety with the following:

     The Fund considers a small capitalization or "small cap" company to be one that has a market capitalization at the time of purchase of up to $3 billion.

ARMADA U.S. GOVERNMENT INCOME FUND

The prospectus disclosure on page 58 is amended and supplemented by deleting the second paragraph under "Principal Investment Strategies" and replacing it in its entirety with the following paragraph:

     Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"), as well as obligations issued or guaranteed by the U.S. government, including Treasury bills, notes, bonds and certificates of indebtedness. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The Fund may invest the portion of its assets not subject to the 80% requirement stated above in other types of investments, including securities issued by non-governmental issuers, such as mortgage-related debt securities, asset-backed debt securities, commercial paper and preferred stock. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund normally maintains a dollar-weighted average maturity of between three and ten years.

In addition, the prospectus disclosure under "Credit Risk" on page 58 is amended and supplemented by deleting the first paragraph and replacing it in its entirety with the following paragraph:

     CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

OTHER FUNDS

The following supplements prospectus disclosure concerning the principal investment strategies and principal risks of investing for certain Armada funds:

     As part of their principal investment strategies, each of the ARMADA BALANCED ALLOCATION FUND, ARMADA BOND FUND, ARMADA INTERMEDIATE BOND FUND, ARMADA LIMITED MATURITY BOND FUND, ARMADA ULTRA SHORT BOND FUND AND ARMADA TOTAL RETURN ADVANTAGE FUND may invest in securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"), as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

CHANGE IN ADVISORY FEES

Effective December 1, 2003, National City Investment Management Company (the "Adviser") will change its fee waiver on the Armada Mid Cap Growth Fund, Armada Small/Mid Cap Value Fund,

Armada Tax Managed Equity Fund and Armada U.S. Government Income Fund so that advisory fees net of waivers will be as follows:


Armada Mid Cap Growth Fund                     0.75%
Armada Small/Mid Cap Value Fund                0.75%
Armada Tax Managed Equity Fund                 0.50%
Armada U.S. Government Income Fund             0.40%

In connection with these changes, information relating to the fund expenses presented in the prospectus will change as follows:

The Fund Fees and Expenses tables for the Mid Cap Growth Fund on page 27 and the Small/Mid Cap Value Fund and Tax Managed Equity Fund on page 28 are deleted and replaced with the following information:

--------------------------------------------------------------------------------------------
                                                                   Mid Cap Growth Fund
                                                             -------------------------------
                                                             Class A     Class B     Class C
--------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price)                               5.50%(1)    None        None
--------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
  net asset value)                                            None        5.00%(2)    1.00%(3)
--------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  and Other Distributions (as a percentage of offering
  price)                                                      None        None        None
--------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if
  applicable)                                                 None        None        None
--------------------------------------------------------------------------------------------
Exchange Fee                                                  None        None        None
--------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------------------
Investment Advisory Fees                                      1.00%(7)    1.00%(7)    1.00%(7)
--------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                     0.05%(4)    0.75%       0.75%
--------------------------------------------------------------------------------------------
Other Expenses:
--------------------------------------------------------------------------------------------
  Shareholder Servicing Fees(5)                               0.25%       0.25%       0.25%
--------------------------------------------------------------------------------------------
  Other                                                       0.20%(6)    0.20%(6)    0.20%(6)
--------------------------------------------------------------------------------------------
Total Other Expenses                                          0.45%       0.45%       0.45%
--------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                          1.50%       2.20%       2.20%
--------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                         Small/Mid Cap Value Fund       Tax Managed Equity Fund
                                        ---------------------------   ---------------------------
                                        Class A   Class B   Class C   Class A   Class B   Class C
-------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of
  offering price)                        5.50%(1)  None      None      5.50%(1)  None      None
-------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)   None      5.00%(2)  1.00%(3)  None      5.00%(2)  1.00%(3)
-------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
  Reinvested Dividends and Other
  Distributions (as a percentage of
  offering price)                        None      None      None      None      None      None
-------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of
  amount redeemed, if applicable)        None      None      None      None      None      None
-------------------------------------------------------------------------------------------------
Exchange Fee                             None      None      None      None      None      None
-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------
Investment Advisory Fees(7)              1.00%     1.00%     1.00%     0.75%     0.75%     0.75%
-------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                0.02%(4)  0.75%     0.75%     0.05%(4)  0.75%     0.75%
-------------------------------------------------------------------------------------------------
Other Expenses:
-------------------------------------------------------------------------------------------------
  Shareholder Servicing Fees(5)          0.25%     0.25%     0.25%     0.25%     0.25%     0.25%
-------------------------------------------------------------------------------------------------
  Other(6)                               0.16%     0.16%     0.16%     0.15%     0.15%     0.15%
-------------------------------------------------------------------------------------------------
Total Other Expenses                     0.41%     0.41%     0.41%     0.40%     0.40%     0.40%
-------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses     1.43%(7)  2.16%     2.16%     1.20%     1.90%     1.90%
-------------------------------------------------------------------------------------------------

     (1) This sales charge varies depending upon how much you invest. See "Sales Charges."

     (2) This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Contingent Deferred Sales Charges."

     (3) A contingent deferred sales charge is charged only with respect to Class C Shares redeemed prior to eighteen months from the date of purchase.

     (4) Represents actual Distribution (12b-1) Fees incurred by each Fund's Class A Shares during the last fiscal year. For the Small Cap Core Fund, represents Distribution (12b-1) Fees expected to be incurred by the Fund's Class A Shares during the initial fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class A Shares but expects such reimbursements to be no more than 0.05% (0.005% for the

     S&P 500 Index Fund, 0.025% for the Small Cap Value Fund and 0.02% for the Small/Mid Cap Value Fund) during the current fiscal year.

     (5) Certain financial institutions may provide administrative services to their customers who own Class A, Class B or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes. For further information, see "Shareholder Services Plan" in the Statement of Additional Information.

     (6) Other Expenses for certain Funds have been restated to reflect current expenses.

     (7) The Adviser waived a portion of its advisory fees for the S&P 500 Index Fund and the Small/Mid Cap Value Fund during the last fiscal year. After these fee waivers, these Funds' Investment Advisory Fees and Total Annual Fund Operating Expenses were as follows:

---------------------------------------------------------------------------------------
                                                        Total       Total       Total
                                           Advisory   Expenses    Expenses    Expenses
Fund                                         Fees     (Class A)   (Class B)   (Class C)
---------------------------------------------------------------------------------------
S&P 500 Index Fund                           0.20%      0.60%       1.35%       1.35%
Small/Mid Cap Value Fund                     0.75%      1.18%          *           *
---------------------------------------------------------------------------------------

     * Class B and Class C Shares of the Small/Mid Cap Value Fund were not in operation during the last fiscal year.

     The Adviser expects to continue waiving a portion of its advisory fees for the S&P 500 Index Fund and the Small/Mid Cap Value Fund and also expects to waive a portion of its advisory fees for the Small Cap Core Fund, the Mid Cap Growth Fund and the Tax Managed Equity Fund during the current fiscal year. After these fee waivers, these Funds' Investment Advisory Fees and Total Annual Fund Operating Expenses are expected to be:

---------------------------------------------------------------------------------------
                                                        Total       Total       Total
                                           Advisory   Expenses    Expenses    Expenses
Fund                                         Fees     (Class A)   (Class B)   (Class C)
---------------------------------------------------------------------------------------
S&P 500 Index Fund                           0.20%      0.59%       1.34%       1.34%
Small Cap Core Fund                          0.50%      0.96%       1.66%       1.66%
Mid Cap Growth Fund                          0.75%      1.25%       1.95%       1.95%
Small/Mid Cap Value Fund                     0.75%      1.18%       1.88%       1.88%
Tax Managed Equity Fund                      0.50%      0.95%       1.65%       1.65%
---------------------------------------------------------------------------------------

     These fee waivers are voluntary and may be revised or discontinued at any time.

The Fund Fees and Expenses table for the U.S. Government Income Fund on page 62 is deleted and replaced with the following information:

--------------------------------------------------------------------------------------------
                                                               U.S. Government Income Fund
                                                             -------------------------------
                                                             Class A     Class B     Class C
--------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price)                               4.75%(1)    None        None
--------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
  net asset value)                                            None        5.00%(2)    1.00%(3)
--------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  and Other Distributions (as a percentage of offering
  price)                                                      None        None        None
--------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if
  applicable)                                                 None        None        None
--------------------------------------------------------------------------------------------
Exchange Fee                                                  None        None        None
--------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------------------

Investment Advisory Fees(7)                                   0.55%       0.55%       0.55%
--------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                     0.05%(4)    0.75%       0.75%
--------------------------------------------------------------------------------------------
Other Expenses:
--------------------------------------------------------------------------------------------
  Shareholder Servicing Fees(5)                               0.25%       0.25%       0.25%
--------------------------------------------------------------------------------------------
  Other(6)                                                    0.17%       0.17%       0.17%
--------------------------------------------------------------------------------------------
Total Other Expenses                                          0.42%       0.42%       0.42%
--------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                          1.02%       1.72%       1.72%
--------------------------------------------------------------------------------------------

     (1) This sales charge varies depending upon how much you invest. See "Sales Charges."

     (2) This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Contingent Deferred Sales Charges."

     (3) A contingent deferred sales charge is charged only with respect to Class C Shares redeemed prior to eighteen months from the date of purchase.

     (4) Represents actual Distribution (12b-1) Fees incurred by each Fund's Class A Shares during the last fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class A Shares but expects such reimbursements to be no more than 0.05% (0.02% for the Ultra Short Bond Fund) during the current fiscal year.

     (5) Certain financial institutions may provide administrative services to their customers who own Class A, Class B or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes. For further information, see "Shareholder Services Plan" in the Statement of Additional Information.

     (6) Other Expenses for certain Funds have been restated to reflect current expenses.

     (7) The Adviser waived a portion of its advisory fees for certain Funds during the last fiscal year. After these fee waivers, these Funds' Investment Advisory Fees and Total Annual Fund Operating Expenses were as follows:

---------------------------------------------------------------------------------------
                                                        Total       Total       Total
                                           Advisory   Expenses    Expenses    Expenses
Fund                                         Fees     (Class A)   (Class B)   (Class C)
---------------------------------------------------------------------------------------
Intermediate Bond Fund                       0.40%      0.83%       1.54%       1.54%
Limited Maturity Bond Fund                   0.35%      0.79%       1.50%       1.50%
Total Return Advantage Fund                  0.40%      0.83%       1.54%       1.54%
Ultra Short Bond Fund                        0.10%      0.52%       0.00%       0.00%
---------------------------------------------------------------------------------------

     The Adviser expects to continue waiving a portion of its advisory fees for these Funds and also expects to waive a portion of its advisory fee for the U.S. Government Income Fund during the current fiscal year. After these fee waivers, these Funds' Investment Advisory Fees and Total Annual Fund Operating Expenses are expected to be:

---------------------------------------------------------------------------------------
                                                        Total       Total       Total
                                           Advisory   Expenses    Expenses    Expenses
Fund                                         Fees     (Class A)   (Class B)   (Class C)
---------------------------------------------------------------------------------------
Intermediate Bond Fund                       0.40%      0.83%       1.53%       1.53%
Limited Maturity Bond Fund                   0.35%      0.79%       1.49%       1.49%
Total Return Advantage Fund                  0.40%      0.84%       1.54%       1.54%
Ultra Short Bond Fund                        0.20%      0.60%       1.33%       1.33%
U.S. Government Income Fund                  0.40%      0.87%       1.57%       1.57%
---------------------------------------------------------------------------------------

     These fee waivers are voluntary and may be revised or discontinued at any time.

CLOSING OF ARMADA GNMA FUND

A Special Meeting of the shareholders of the Armada GNMA Fund (the "Fund") was held on November 18, 2003. At this Meeting, shareholders of the Fund approved the reorganization of the Fund into the Armada U.S. Government Income Fund. As a result, the Fund is closed effective November 24, 2003.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ARM-SU-019-0200

                                  ARMADA FUNDS

                     EQUITY FUNDS, ASSET ALLOCATION FUNDS,
                    FIXED INCOME FUNDS, TAX FREE BOND FUNDS,
                               MONEY MARKET FUNDS

                                    H SHARES

   SUPPLEMENT DATED DECEMBER 1, 2003 TO THE PROSPECTUS DATED OCTOBER 1, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
                                      THE
        PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

ARMADA U.S. GOVERNMENT INCOME FUND

The prospectus disclosure for the Armada U.S. Government Income Fund on page 56 is amended and supplemented by deleting the second paragraph under "Principal Investment Strategies" and replacing it in its entirety with the following paragraph:

     Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"), as well as obligations issued or guaranteed by the U.S. government, including Treasury bills, notes, bonds and certificates of indebtedness. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The Fund may invest the portion of its assets not subject to the 80% requirement stated above in other types of investments, including securities issued by non-governmental issuers, such as mortgage-related debt securities, asset-backed debt securities, commercial paper and preferred stock. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund normally maintains a dollar-weighted average maturity of between three and ten years.

In addition, the prospectus disclosure under "Credit Risk" on page 56 is amended and supplemented by deleting the first paragraph and replacing it in its entirety with the following paragraph:

     CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

OTHER FUNDS

The following supplements prospectus disclosure concerning the principal investment strategies and principal risks of investing for certain Armada funds:

     As part of their principal investment strategies, each of the ARMADA BALANCED ALLOCATION FUND, ARMADA BOND FUND, ARMADA INTERMEDIATE BOND FUND, ARMADA LIMITED MATURITY BOND FUND, ARMADA ULTRA SHORT BOND FUND AND ARMADA TOTAL RETURN ADVANTAGE FUND may invest in securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"), as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

ARMADA SMALL CAP CORE FUND

Shares of the Armada Small Cap Core Fund are not available for sale in Nebraska, Oklahoma and New Hampshire.

CHANGE IN ADVISORY FEES

Effective December 1, 2003, National City Investment Management Company (the "Adviser") will change its fee waiver on the Armada Mid Cap Growth Fund, Armada Small/Mid Cap Value Fund, Armada Tax Managed Equity Fund and Armada U.S. Government Income Fund so that advisory fees net of waivers will be as follows:

Armada Mid Cap Growth Fund                     0.75%
Armada Small/Mid Cap Value Fund                0.75%
Armada Tax Managed Equity Fund                 0.50%
Armada U.S. Government Income Fund             0.40%

In connection with these changes, information relating to the fund expenses presented in the prospectus will change as follows:

The Fund Fees and Expenses tables for the Mid Cap Growth Fund on page 26 and the Small/Mid Cap Value Fund and Tax Managed Equity Fund on page 27 are deleted and replaced with the following information:

------------------------------------------------------------------------------------
                                                                 Mid Cap Growth Fund
------------------------------------------------------------------------------------
SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------
Maximum Total Sales Charge (Load)                                       2.00%
------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) Imposed on Purchases (as a
     percentage of offering price)                                      1.00%
------------------------------------------------------------------------------------
  Maximum Deferred Sales Charge (Load) (as a percentage of
     net asset value)(1)                                                1.00%
------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  and Other Distributions (as a percentage of offering
  price)                                                                None
------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if
  applicable)                                                           None
------------------------------------------------------------------------------------
Exchange Fee                                                            None
------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------
Investment Advisory Fees                                                1.00%(4)
------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                               0.75%
------------------------------------------------------------------------------------
Other Expenses:
------------------------------------------------------------------------------------
  Shareholder Servicing Fees(2)                                         0.25%
------------------------------------------------------------------------------------
  Other                                                                 0.20%(3)
------------------------------------------------------------------------------------
Total Other Expenses                                                    0.45%
------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    2.20%
------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                           Small/Mid Cap Value Fund     Tax Managed Equity Fund
-----------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------------------------------------------------------------
Maximum Total Sales Charge (Load)                    2.00%                       2.00%
-----------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) Imposed
     on Purchases (as a percentage of
     offering price)                                 1.00%                       1.00%
-----------------------------------------------------------------------------------------------
  Maximum Deferred Sales Charge (Load)
     (as a percentage of net asset
     value)(1)                                       1.00%                       1.00%
-----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
  Reinvested Dividends and Other
  Distributions (as a percentage of
  offering price)                                    None                        None
-----------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of
  amount redeemed, if applicable)                    None                        None
-----------------------------------------------------------------------------------------------
Exchange Fee                                         None                        None
-----------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-----------------------------------------------------------------------------------------------
Investment Advisory Fees                             1.00%(4)                    0.75%(4)
-----------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                            0.75%                       0.75%
-----------------------------------------------------------------------------------------------
Other Expenses:
-----------------------------------------------------------------------------------------------
  Shareholder Servicing Fees(2)                      0.25%                       0.25%
-----------------------------------------------------------------------------------------------
  Other                                              0.16%(3)                    0.15%(3)
-----------------------------------------------------------------------------------------------
Total Other Expenses                                 0.41%                       0.40%
-----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 2.16%                       1.90%
-----------------------------------------------------------------------------------------------

     (1) A contingent deferred sales charge is charged only with respect to Class H Shares redeemed prior to eighteen months from the date of purchase.

     (2) Certain financial institutions may provide administrative services to their customers who own Class H Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the share class. For further information, see "Shareholder Services Plan" in the Statement of Additional Information.

     (3) Other Expenses for certain Funds have been restated to reflect current expenses.

     (4) The Adviser waived a portion of its advisory fees for the S&P 500 Index Fund during the last fiscal year. After this fee waiver, the S&P 500 Index Fund's Investment Advisory Fees and Total Annual Fund Operating Expenses were as follows:

-------------------------------------------------------------------------------
            Advisory Fees                            Total Expenses
-------------------------------------------------------------------------------
                0.20%                                    1.35%
-------------------------------------------------------------------------------

     The Adviser expects to continue waiving a portion of its advisory fees for the S&P 500 Index Fund and also expects to waive a portion of it's advisory fees for the Small Cap Core Fund, the Mid Cap Growth Fund, the Small/Mid Cap Value Fund and the Tax Managed Equity Fund during the current fiscal year. After these fee waivers, these Funds' Investment Advisory Fees and Total Annual Fund Operating Expenses are expected to be:

--------------------------------------------------------------------------------------
                         Fund                           Advisory Fees   Total Expenses
--------------------------------------------------------------------------------------
S&P 500 Index Fund                                          0.20%            1.34%
Small Cap Core Fund                                         0.50%            1.66%
Mid Cap Growth Fund                                         0.75%            1.95%
Small/Mid Cap Value Fund                                    0.75%            1.91%
Tax Managed Equity Fund                                     0.50%            1.65%
--------------------------------------------------------------------------------------

     These fee waivers are voluntary and may be revised or discontinued at any time.

     The Fund Fees and Expenses table for the U.S. Government Income Fund on page 59 is deleted and replaced with the following information:

--------------------------------------------------------------------------------------------
                                                                 U.S. Government Income Fund
--------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------------------
Maximum Total Sales Charge (Load)                                           2.00%
--------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) Imposed on Purchases (as a
     percentage of offering price)                                          1.00%
--------------------------------------------------------------------------------------------
  Maximum Deferred Sales Charge (Load) (as a percentage of
     net asset value)(1)                                                    1.00%
--------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  and Other Distributions (as a percentage of offering
  price)                                                                    None
--------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if
  applicable)                                                               None
--------------------------------------------------------------------------------------------
Exchange Fee                                                                None
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                                 U.S. Government Income Fund
--------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.55%(4)
--------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   0.75%
--------------------------------------------------------------------------------------------
Other Expenses:
--------------------------------------------------------------------------------------------
  Shareholder Servicing Fees(2)                                             0.25%
--------------------------------------------------------------------------------------------
  Other(3)                                                                  0.17%
--------------------------------------------------------------------------------------------
Total Other Expenses                                                        0.42%
--------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                                                          1.72%
--------------------------------------------------------------------------------------------

     (1) A contingent deferred sales charge is charged only with respect to Class H Shares redeemed prior to eighteen months from the date of purchase.

     (2) Certain financial institutions may provide administrative services to their customers who own Class H Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the share class. For further information, see "Shareholder Services Plan" in the Statement of Additional Information.

     (3) Other Expenses for certain Funds have been restated to reflect current expenses.

     (4) The Adviser waived a portion of its advisory fees for certain Funds during the last fiscal year. After these fee waivers, these Funds' Investment Advisory Fees and Total Annual Fund Operating Expenses were as follows:

--------------------------------------------------------------------------------------
                         Fund                           Advisory Fees   Total Expenses
--------------------------------------------------------------------------------------
Intermediate Bond Fund                                      0.40%            1.54%
Limited Maturity Bond Fund                                  0.35%            1.50%
Total Return Advantage Fund                                 0.40%               *
Ultra Short Bond Fund                                       0.10%            0.00%
--------------------------------------------------------------------------------------

     * Class H Shares of the Total Return Advantage Fund were not in operation during the last fiscal year.

     The Adviser expects to continue waiving a portion of its advisory fees for these Funds and also expects to waive a portion of it's advisory fee for the U.S. Government Income Fund during the current fiscal year. After these fee waivers, these Funds' Investment Advisory Fees and Total Annual Fund Operating Expenses are expected to be:

--------------------------------------------------------------------------------------
                         Fund                           Advisory Fees   Total Expenses
--------------------------------------------------------------------------------------
Intermediate Bond Fund                                      0.40%            1.53%
Limited Maturity Bond Fund                                  0.35%            1.49%
Total Return Advantage Fund                                 0.40%            1.54%
Ultra Short Bond Fund                                       0.20%            1.33%
U.S. Government Income Fund                                 0.40%            1.57%
--------------------------------------------------------------------------------------

     These fee waivers are voluntary and may be revised or discontinued at any time.

CLOSING OF ARMADA GNMA FUND

A Special Meeting of the shareholders of the Armada GNMA Fund (the "Fund") was held on November 18, 2003. At this Meeting, shareholders of the Fund approved the reorganization of the Fund into the Armada U.S. Government Income Fund. As a result, the Fund is closed effective November 24, 2003.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ARM-SU-021-0100

                                  ARMADA FUNDS

                     EQUITY FUNDS, ASSET ALLOCATION FUNDS,
                    FIXED INCOME FUNDS, TAX FREE BOND FUNDS

                            I SHARES (INSTITUTIONAL)

   SUPPLEMENT DATED DECEMBER 1, 2003 TO THE PROSPECTUS DATED OCTOBER 1, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
                                      THE
        PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

ARMADA U.S. GOVERNMENT INCOME FUND

The prospectus disclosure for the Armada U.S. Government Income Fund on page 52 is amended and supplemented by deleting the second paragraph under "Principal Investment Strategies" and replacing it in its entirety with the following paragraph:

     Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"), as well as obligations issued or guaranteed by the U.S. government, including Treasury bills, notes, bonds and certificates of indebtedness. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The Fund may invest the portion of its assets not subject to the 80% requirement stated above in other types of investments, including securities issued by non-governmental issuers, such as mortgage-related debt securities, asset-backed debt securities, commercial paper and preferred stock. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund normally maintains a dollar-weighted average maturity of between three and ten years.

In addition, the prospectus disclosure under "Credit Risk" on page 52 is amended and supplemented by deleting the first paragraph and replacing it in its entirety with the following paragraph:

     CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

OTHER FUNDS

The following supplements prospectus disclosure concerning the principal investment strategies and principal risks of investing for certain Armada funds:

     As part of their principal investment strategies, each of the ARMADA BALANCED ALLOCATION FUND, ARMADA BOND FUND, ARMADA INTERMEDIATE BOND FUND, ARMADA LIMITED MATURITY BOND FUND, ARMADA ULTRA SHORT BOND FUND AND ARMADA TOTAL RETURN ADVANTAGE FUND may invest in securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"), as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

ARMADA SMALL CAP CORE FUND

Shares of the Armada Small Cap Core Fund are not available for sale in Nebraska, Oklahoma and New Hampshire.

CHANGE IN ADVISORY FEES

Effective December 1, 2003, National City Investment Management Company (the "Adviser") will change its fee waiver on the Armada Mid Cap Growth Fund, Armada Small/Mid Cap Value Fund, Armada Tax Managed Equity Fund and Armada U.S. Government Income Fund so that advisory fees net of waivers will be as follows:


Armada Mid Cap Growth Fund                     0.75%
Armada Small/Mid Cap Value Fund                0.75%
Armada Tax Managed Equity Fund                 0.50%
Armada U.S. Government Income Fund             0.40%

In connection with these changes, information relating to the fund expenses presented in the prospectus will change as follows:

The Annual Fund Operating Expenses (expenses that are deducted from Fund assets) under the Fund Fees and Expenses tables for the Mid Cap Growth Fund on page 26 and the Small/Mid Cap

Value Fund and Tax Managed Equity Fund on page 27 are deleted and replaced with the following information:

------------------------------------------------------------------------------------
                                                                 Mid Cap Growth Fund
------------------------------------------------------------------------------------
Investment Advisory Fees                                                1.00%(3)
------------------------------------------------------------------------------------
Distribution (12b-1) Fees(1)                                            0.05%
------------------------------------------------------------------------------------
Other Expenses                                                          0.20%(2)
------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    1.25%
------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                           Small/Mid Cap Value Fund     Tax Managed Equity Fund
-----------------------------------------------------------------------------------------------
Investment Advisory Fees                             1.00%(3)                    0.75%(3)
-----------------------------------------------------------------------------------------------
Distribution (12b-1) Fees(1)                         0.02%                       0.05%
-----------------------------------------------------------------------------------------------
Other Expenses                                       0.16%                       0.15%
-----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 1.18%(3)                    0.95%
-----------------------------------------------------------------------------------------------

     (1) Represents actual Distribution (12b-1) Fees incurred by each Fund's Class I Shares during the last fiscal year. For the Small Cap Core Fund, represents Distribution (12b-1) Fees expected to be incurred by the Fund's Class I Shares during the initial fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class I Shares but expects such reimbursements to be no more than 0.05% (0.005% for the S&P 500 Index Fund, 0.025% for the Small Cap Value Fund and 0.02% for the Small/Mid Cap Value Fund) during the current fiscal year.

     (2) Other Expenses for certain Funds have been restated to reflect current expenses.

     (3) The Adviser waived a portion of its advisory fees for the S&P 500 Index Fund and the Small/Mid Cap Value Fund during the last fiscal year. After these fee waivers, these Funds' Investment Advisory Fees and Total Annual Fund Operating Expenses were as follows:

--------------------------------------------------------------------------------------
                         Fund                           Advisory Fees   Total Expenses
--------------------------------------------------------------------------------------
S&P 500 Index Fund                                          0.20%            0.35%
Small/Mid Cap Value Fund                                    0.75%            0.93%
--------------------------------------------------------------------------------------

     The Adviser expects to continue waiving a portion of its advisory fees for the S&P 500 Index Fund and also expects to waive a portion of its advisory fees for the Small Cap Core Fund, the Mid Cap Growth Fund, the Small/Mid Cap Value Fund and the Tax Managed Equity Fund during the current fiscal year. After these fee waivers, these Funds' Investment Advisory Fees and Total Annual Fund Operating Expenses are expected to be:

--------------------------------------------------------------------------------------
                         Fund                           Advisory Fees   Total Expenses
--------------------------------------------------------------------------------------
S&P 500 Index Fund                                          0.20%            0.34%
Small Cap Core Fund                                         0.50%            0.71%
Mid Cap Growth Fund                                         0.75%            1.00%
Small/Mid Cap Value Fund                                    0.75%            0.93%
Tax Managed Equity Fund                                     0.50%            0.70%
--------------------------------------------------------------------------------------

     These fee waivers are voluntary and may be revised or discontinued at any time.

The Annual Fund Operating Expenses (expenses that are deducted from Fund assets) under the Fund Fees and Expenses table for the U.S. Government Income Fund on page 54 is deleted and replaced with the following information:

--------------------------------------------------------------------------------------------
                                                                 U.S. Government Income Fund
--------------------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.55%(3)
--------------------------------------------------------------------------------------------
Distribution (12b-1) Fees(1)                                                0.05%
--------------------------------------------------------------------------------------------
Other Expenses(2)                                                           0.17%
--------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                        0.77%
--------------------------------------------------------------------------------------------

     (1) Represents actual Distribution (12b-1) Fees incurred by each Fund's Class I Shares during the last fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class I Shares but expects such reimbursements to be no more than 0.05% (0.02% for the Ultra Short Bond Fund) during the current fiscal year.

     (2) Other expenses for certain Funds have been restated to reflect current expenses.

     (3) The Adviser waived a portion of its advisory fees for certain Funds during the last fiscal year. After these fee waivers, these Funds' Investment Advisory Fees and Total Annual Fund Operating Expenses were as follows:

--------------------------------------------------------------------------------------
                         Fund                           Advisory Fees   Total Expenses
--------------------------------------------------------------------------------------
Intermediate Bond Fund                                      0.40%            0.58%
Limited Maturity Fund                                       0.35%            0.54%
Total Return Advantage Fund                                 0.40%            0.58%
Ultra Short Bond Fund                                       0.10%            0.26%
--------------------------------------------------------------------------------------

     The Adviser expects to continue waiving a portion of its advisory fees for these Funds and also expects to waive a portion of its advisory fee for the U.S. Government Income Fund during the current fiscal year. After these fee waivers, these Funds' Investment Advisory Fees and Total Annual Fund Operating Expenses are expected to be

--------------------------------------------------------------------------------------
                         Fund                           Advisory Fees   Total Expenses
--------------------------------------------------------------------------------------
Intermediate Bond Fund                                      0.40%            0.58%
Limited Maturity Fund                                       0.35%            0.54%
Total Return Advantage Fund                                 0.40%            0.59%
Ultra Short Bond Fund                                       0.20%            0.35%
U.S. Government Income Fund                                 0.40%            0.62%
--------------------------------------------------------------------------------------

     These fee waivers are voluntary and may be revised or discontinued at any time.

     For more information about these fees, see "Investment Adviser and Investment Teams" and "Distribution of Fund Shares."

CLOSING OF ARMADA GNMA FUND

A Special Meeting of the shareholders of the Armada GNMA Fund (the "Fund") was held on November 18, 2003. At this Meeting, shareholders of the Fund approved the reorganization of the Fund into the Armada U.S. Government Income Fund. As a result, the Fund is closed effective November 24, 2003.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ARM-SU-004-0400

                                  ARMADA FUNDS

                     EQUITY FUNDS, ASSET ALLOCATION FUNDS,
                     FIXED INCOME FUNDS, MONEY MARKET FUNDS

                                    R SHARES

   SUPPLEMENT DATED DECEMBER 1, 2003 TO THE PROSPECTUS DATED OCTOBER 1, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
                                      THE
        PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

ARMADA U.S. GOVERNMENT INCOME FUND

The prospectus disclosure for the Armada U.S. Government Income Fund on page 56 is amended and supplemented by deleting the second paragraph under "Principal Investment Strategies" and replacing it in its entirety with the following paragraph:

     Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"), as well as obligations issued or guaranteed by the U.S. government, including Treasury bills, notes, bonds and certificates of indebtedness. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The Fund may invest the portion of its assets not subject to the 80% requirement stated above in other types of investments, including securities issued by non-governmental issuers, such as mortgage-related debt securities, asset-backed debt securities, commercial paper and preferred stock. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund normally maintains a dollar-weighted average maturity of between three and ten years.

In addition, the prospectus disclosure under "Credit Risk" on page 56 is amended and supplemented by deleting the first paragraph and replacing it in its entirety with the following paragraph:

     CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

OTHER FUNDS

The following supplements prospectus disclosure concerning the principal investment strategies and principal risks of investing for certain Armada funds:

     As part of their principal investment strategies, each of the ARMADA BALANCED ALLOCATION FUND, ARMADA BOND FUND, ARMADA INTERMEDIATE BOND FUND, ARMADA LIMITED MATURITY BOND FUND, ARMADA ULTRA SHORT BOND FUND AND ARMADA TOTAL RETURN ADVANTAGE FUND may invest in securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"), as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

ARMADA SMALL CAP CORE FUND

Shares of the Armada Small Cap Core Fund are not available for sale in Nebraska, Oklahoma and New Hampshire.

CHANGE IN ADVISORY FEES

Effective December 1, 2003, National City Investment Management Company (the "Adviser") will change its fee waiver on the Armada Mid Cap Growth Fund, Armada Small/Mid Cap Value Fund, Armada Tax Managed Equity Fund and Armada U.S. Government Income Fund so that advisory fees net of waivers will be as follows:


Armada Mid Cap Growth Fund                     0.75%
Armada Small/Mid Cap Value Fund                0.75%
Armada Tax Managed Equity Fund                 0.50%
Armada U.S. Government Income Fund             0.40%

In connection with these changes, information relating to the fund expenses presented in the prospectus will change as follows:

The Fund Fees and Expenses tables for the Mid Cap Growth Fund on page 27 and the Small/Mid Cap Value Fund and Tax Managed Equity Fund on page 28 are deleted and replaced with the following information

------------------------------------------------------------------------------------
                                                                 Mid Cap Growth Fund
------------------------------------------------------------------------------------
SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price)                                         None
------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)(1)                                                       0.75%
------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  and Other Distributions (as a percentage of offering
  price)                                                                None
------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if
  applicable)                                                           None
------------------------------------------------------------------------------------
Exchange Fee                                                            None
------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------
Investment Advisory Fees                                                1.00%(2)
------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                               0.60%
------------------------------------------------------------------------------------
Other Expenses                                                          0.20%
------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    1.80%
------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                           Small/Mid Cap Value Fund     Tax Managed Equity Fund
-----------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of
  offering price)                                    None                        None
-----------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset
  value)(1)                                          0.75%                       0.75%
-----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
  Reinvested Dividends and Other
  Distributions (as a percentage of
  offering price)                                    None                        None
-----------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of
  amount redeemed, if applicable)                    None                        None
-----------------------------------------------------------------------------------------------
Exchange Fee                                         None                        None
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                           Small/Mid Cap Value Fund     Tax Managed Equity Fund
-----------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-----------------------------------------------------------------------------------------------
Investment Advisory Fees(2)                          1.00%                       0.75%
-----------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                            0.60%                       0.60%
-----------------------------------------------------------------------------------------------
Other Expenses                                       0.16%                       0.15%
-----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 1.76%                       1.50%
-----------------------------------------------------------------------------------------------

     (1) A contingent deferred sales charge is charged only with respect to Class R Shares redeemed prior to eighteen months from the date of purchase.

     (2) The Adviser waived a portion of its advisory fees for the S&P 500 Index Fund during the last fiscal year. After this fee waiver, the S&P 500 Index Fund's Investment Advisory Fees were 0.20%. The Adviser expects to continue to waive a portion of its advisory fees for the S&P 500 Index Fund and also expects to waive a portion of its advisory fees for the Small Cap Core Fund, the Mid Cap Growth Fund, the Small/Mid Cap Value Fund and the Tax Managed Equity Fund during the current fiscal year. After these fee waivers, these Funds' Investment Advisory Fees and Total Annual Fund Operating Expenses are expected to be:

--------------------------------------------------------------------------------------
                         Fund                           Advisory Fees   Total Expenses
--------------------------------------------------------------------------------------
S&P 500 Index Fund                                          0.20%            0.94%
Small Cap Core Fund                                         0.50%            1.26%
Mid Cap Growth Fund                                         0.75%            1.55%
Small/Mid Cap Value Fund                                    0.75%            1.51%
Tax Managed Equity Fund                                     0.50%            1.25%
--------------------------------------------------------------------------------------

     These fee waivers are voluntary and may be revised or discontinued at any time.

The Fund Fees and Expenses table for the U.S. Government Income Fund on page 59 is deleted and replaced with the following information:

--------------------------------------------------------------------------------------------
                                                                 U.S. Government Income Fund
--------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price)                                             None
--------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)(1)                                                           0.75%
--------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  and Other Distributions (as a percentage of offering
  price)                                                                    None
--------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if
  applicable)                                                               None
--------------------------------------------------------------------------------------------
Exchange Fee                                                                None
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                                 U.S. Government Income Fund
--------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------------------
Investment Advisory Fees(2)                                                 0.55%
--------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   0.60%
--------------------------------------------------------------------------------------------
Other Expenses                                                              0.17%
--------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                        1.32%
--------------------------------------------------------------------------------------------

     (1) A contingent deferred sales charge is charged only with respect to Class R Shares redeemed prior to eighteen months from the date of purchase.

     (2) The Adviser waived a portion of its advisory fees for the Intermediate Bond Fund, Limited Maturity Bond Fund and Total Return Advantage Fund during the last fiscal year. After these fee waivers, these Funds' Investment Advisory Fees were 0.40%, 0.35% and 0.38% for the Intermediate Bond Fund, Limited Maturity Bond Fund and Total Return Advantage Fund, respectively. The Adviser expects to continue to waive a portion of its advisory fees for these Funds and also expects to waive a portion of its advisory fee for the Ultra Short Bond Fund and the U.S. Government Income Fund during the current fiscal year. After these fee waivers, these Funds' Investment Advisory Fees and Total Annual Fund Operating Expenses are expected to be:

--------------------------------------------------------------------------------------
                         Fund                           Advisory Fees   Total Expenses
--------------------------------------------------------------------------------------
Intermediate Bond Fund                                      0.40%            1.13%
Limited Maturity Bond Fund                                  0.35%            1.09%
Total Return Advantage Fund                                 0.40%            1.14%
Ultra Short Bond Fund                                       0.20%            0.93%
U.S. Government Income Fund                                 0.40%            1.17%
--------------------------------------------------------------------------------------

These fee waivers are voluntary and may be revised or discontinued at any time.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ARM-SU-018-0200

                                  ARMADA FUNDS

                               MONEY MARKET FUNDS

                           A, B AND C SHARES (RETAIL)

   SUPPLEMENT DATED DECEMBER 1, 2003 TO THE PROSPECTUS DATED OCTOBER 1, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
                                      THE
        PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

ARMADA GOVERNMENT MONEY MARKET FUND

The prospectus disclosure on page 2 is amended and supplemented by deleting the second paragraph under "Principal Investment Strategies" and replacing it in its entirety with the following paragraph:

     Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in obligations issued or guaranteed by the U.S. government, including Treasury bills, notes, bonds and certificates of indebtedness, as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"). The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

In addition, the prospectus disclosure under "Credit Risk" on page 2 is amended and supplemented by deleting the first paragraph and replacing it in its entirety with the following paragraph:

     CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

ARMADA MONEY MARKET FUND

The prospectus disclosure under "Principal Investment Strategies" on page 4 is amended and supplemented by deleting the first sentence in the third paragraph and replacing it in its entirety with the following sentence:

     The Fund also may invest in obligations issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government and in repurchase agreements collateralized by government obligations and issued by financial institutions such as banks and broker-dealers.

In addition, the prospectus disclosure under "Credit Risk" on page 4 is amended and supplemented by adding the following paragraph:

     Although U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ARM-SU-020-0200

                                  ARMADA FUNDS

                               MONEY MARKET FUNDS

                            I SHARES (INSTITUTIONAL)

   SUPPLEMENT DATED DECEMBER 1, 2003 TO THE PROSPECTUS DATED OCTOBER 1, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
                                      THE
        PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

ARMADA GOVERNMENT MONEY MARKET FUND

The prospectus disclosure on page 2 is amended and supplemented by deleting the second paragraph under "Principal Investment Strategies" and replacing it in its entirety with the following paragraph:

     Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in obligations issued or guaranteed by the U.S. government, including Treasury bills, notes, bonds and certificates of indebtedness, as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"). The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

In addition, the prospectus disclosure under "Credit Risk" on page 2 is amended and supplemented by deleting the first paragraph and replacing it in its entirety with the following paragraph:

     CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

ARMADA MONEY MARKET FUND

The prospectus disclosure under "Principal Investment Strategies" on page 4 is amended and supplemented by deleting the first sentence in the third paragraph and replacing it in its entirety with the following sentence:

     The Fund also may invest in obligations issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government and in repurchase agreements collateralized by government obligations and issued by financial institutions such as banks and broker-dealers.

In addition, the prospectus disclosure under "Credit Risk" on page 4 is amended and supplemented by adding the following paragraph:

     Although U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ARM-SU-005-0500

                                  ARMADA FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION

                    SUPPLEMENT DATED DECEMBER 1, 2003 TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 1, 2003,

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
                                      THE
     STATEMENT OF ADDITIONAL INFORMATION (THE "SAI") AND SHOULD BE READ IN
                           CONJUNCTION WITH THE SAI.

CLOSING OF ARMADA GNMA FUND

A Special Meeting of the shareholders of the Armada GNMA Fund (the "Fund") was held on November 18, 2003. At this Meeting, shareholders of the Fund approved the reorganization of the Fund into the Armada U.S. Government Income Fund. As a result, the Fund is closed effective November 24, 2003.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ARM-SU-031-0100